UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

5502 North Nebraska Avenue, Tampa, FL  33614
 (Address of principal executive offices) (Zip code)

M. Brent Wertz
5502 North Nebraska Avenue, Tampa, FL  33614
(Name and address of agent for service)

813-238-4800
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2013

Date of reporting period:  09/30/2013

Item 1. Schedule of Investments.

The CORE Fund
Schedule of Investments
September 30, 2013 (Unaudited)

	Principal	Fair
	Amount	Value
FOREIGN GOVERNMENT AGENCY ISSUES - 1.43%
AID- Israel, 0.00%, 8/15/2015 (d)	$2,400,000	$2,374,870
Total Foreign Government Agency Issues (Cost $2,377,286)		2,374,870

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 69.88%
FHLB - 10.99%
0.178%, 01/17/2017 (a)	3,000,000	3,012,474
0.525%, 06/11/2015 (a)	2,000,000	2,007,612
1.050%, 04/17/2023	1,000,000	963,364
5.250%, 12/11/2020 (b)	10,000,000	11,794,050
Series 1239, 4.805%, 08/20/2015	87,267	92,324
Series YN-2017, 5.250%, 09/15/2017	370,585	388,795
		18,258,619
FHLMC - 17.94%
0.500%, 02/24/2015	1,000,000	1,001,183
1.000%, 09/27/2017	2,000,000	1,978,222
1.000%, 05/14/2018	2,000,000	1,956,936
5.680%, 02/03/2027 (b)	2,000,000	2,280,000
Pool 1B1691, 2.702%, 05/01/2034 (a)	309,222	329,320
Pool E01489, 4.500%, 11/01/2018	359,549	380,708
Pool T6-9024, 4.500%, 06/01/2042	494,896	521,740
Pool G12402, 5.000%, 11/01/2021	387,670	419,549
Pool G30284, 5.000%, 02/01/2026	254,603	277,369
Pool N3-1477, 5.000%, 01/01/2038	425,452	455,887
Pool G11759, 5.500%, 12/01/2018	187,525	199,196
Pool 1G2084, 5.615%, 08/01/2037 (a)	258,561	272,119
Pool 1N1628, 5.750%, 06/01/2037 (a)	203,224	216,654
Pool C91000, 6.000%, 11/01/2026	465,588	508,089
Pool D97199, 6.000%, 02/01/2027	461,277	503,852
Pool G30360, 6.000%, 10/01/2027	376,558	411,381
Pool 847661, 6.104%, 12/01/2036 (a)	184,329	197,089
Series 4057, 0.641%, 06/15/2042 (a)(b)	1,645,079	1,655,360
Series 4165, 1.500%, 02/15/2028	936,944	894,799
Series 4170, 1.625%, 02/15/2028	1,406,144	1,351,496
Series 3726, 2.000%, 08/15/2020	1,935,458	1,974,170
Series 4050, 2.000%, 05/15/2041	733,737	721,423
Series 4171, 2.000%, 06/15/2042	975,241	959,108
Series 3726, 2.500%, 04/15/2025	371,272	378,590
Series 4088, 2.500%, 12/15/2040	1,822,829	1,867,768
Series 3726, 2.750%, 04/15/2025	965,308	990,123
Series 4001, 3.000%, 02/15/2027	1,002,677	1,036,613
Series 3743, 3.500%, 10/15/2024	427,841	446,292
Series 3766, 3.500%, 11/15/2024	1,750,073	1,811,048
Series 3789, 3.500%, 07/15/2028	838,384	874,319
Series 3780, 3.750%, 04/15/2024	409,034	427,566
Series 2776, 4.000%, 01/15/2034	215,911	229,136
Series 3499, 4.500%, 08/15/2036	344,958	360,869
Series 3828, 4.500%, 03/15/2041	981,454	1,036,671
Series 2542, 5.000%, 12/15/2017	254,363	269,488
Series 2941, 5.000%, 05/15/2033	106,553	107,231
Series 3349, 6.000%, 09/15/2036	469,589	504,239
		29,805,603

FNMA - 33.79%
0.550%, 11/27/2017	$2,000,000	$1,984,076
0.600%, 11/14/2017	5,000,000	4,971,075
0.700%, 08/22/2017	600,000	595,811
0.700%, 01/30/2018	3,000,000	2,979,228
0.750%, 09/26/2017	1,000,000	998,057
1.000%, 09/27/2017	1,000,000	998,039
1.000%, 08/21/2018	2,000,000	1,991,242
1.050%, 08/28/2017	3,000,000	2,976,351
1.250%, 09/27/2018	3,000,000	2,946,777
1.330%, 10/24/2019	2,500,000	2,399,920
1.500%, 02/20/2018	2,855,000	2,860,570
3.090%, 09/01/2016	500,000	520,571
6.000%, 04/18/2036 (b)	8,150,000	9,197,275
Pool 843024, 2.015%, 09/01/2035 (a)	279,583	292,706
Pool AM2273, 2.110%, 01/01/2020	934,892	923,608
Pool 826046, 2.255%, 07/01/2035 (a)	379,536	400,409
Pool 802854, 2.323%, 12/01/2034 (a)	292,543	307,149
Pool 735529, 2.460%, 08/01/2034 (a)	352,424	372,703
Pool 851297, 2.466%, 09/01/2035 (a)	278,566	293,120
Pool AM3112, 2.530%, 04/01/2023	496,486	472,531
Pool 469239, 2.690%, 10/01/2018	604,899	628,555
Pool MA1394, 3.000%, 04/01/2043 (b)	1,467,432	1,493,112
Pool 467390, 4.160%, 03/01/2021	482,148	520,511
Pool 467944, 4.250%, 04/01/2021	1,000,000	1,082,022
Pool AI5924, 4.500%, 07/01/2041	608,578	643,427
Pool 255182, 5.500%, 04/01/2024	249,459	273,538
Pool AA3303, 5.500%, 06/01/2038	376,706	413,692
Pool 889634, 6.000%, 02/01/2023	342,628	375,543
Pool 256651, 6.000%, 03/01/2037	116,934	125,426
Pool 941676, 6.000%, 05/01/2037	323,225	347,197
Pool 256890, 6.000%, 09/01/2037	108,122	116,043
Series 2012-131, 0.540%, 09/25/2042 (a)	1,438,659	1,436,614
Series 2013-6, 1.500%, 01/25/2043 (b)	920,085	915,485
Series 2012-145, 2.000%, 01/25/2033 (b)	949,092	922,992
Series 2011-33, 3.000%, 02/25/2038	787,160	809,964
Series 2011-49, 3.500%, 12/25/2028	1,289,999	1,336,062
Series 2010-149, 3.500%, 11/25/2040	1,533,740	1,620,251
Series 2010-79, 4.000%, 09/25/2024	253,307	261,587
Series 2011-17, 4.000%, 08/25/2025	419,894	441,249
Series 2010-19, 4.000%, 02/25/2039	776,709	815,884
Series 2010-15, 4.000%, 03/25/2039	548,481	580,601
Series 2003-80, 4.500%, 08/25/2018	482,332	509,949
Series 2003-74, 4.500%, 08/25/2018 (b)	1,097,644	1,163,503
Series 2008-51, 4.500%, 11/25/2022	221,850	227,660
Series 2004-28, 4.500%, 01/25/2034	457,545	497,323
Series 2007-42, 5.500%, 01/25/2036	115,663	118,348
		56,157,756

GNMA - 7.16%
Pool 80965, 1.750%, 07/20/2034 (a)	$246,932	$256,951
Pool 80825, 2.125%, 02/20/2034 (a)	60,076	62,592
Pool 82212, 3.000%, 11/20/2038 (a)	392,510	407,181
Pool 004362M, 5.000%, 02/20/2039	119,509	127,164
Pool 686743, 5.500%, 05/20/2038	619,087	680,865
Series 2010-112, 2.000%, 03/16/2035	1,365,568	1,391,568
Series 2010-50, 2.500%, 12/20/2038	1,704,821	1,740,354
Series 2010-113, 2.500%, 02/16/2040	709,750	710,466
Series 2011-52, 3.000%, 05/16/2039	715,162	739,459
Series 2011-75, 3.500%, 05/16/2041	644,599	678,850
Series 2009-74, 4.000%, 05/20/2039	571,335	596,477
Series 2009-104, 4.250%, 07/20/2036	326,680	342,080
Series 2008-6, 4.250%, 09/20/2037	444,058	467,581
Series 2010-14, 4.500%, 02/16/2040	623,447	670,694
Series 2010-61, 5.000%, 05/20/2021	1,877,645	2,017,939
Series 2003-97, 5.000%, 05/20/2033	933,327	1,007,387
		11,897,608
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $114,456,304)		116,119,586

U.S. TREASURY OBLIGATIONS - 11.99%
U.S. Treasury Notes
1.500%, 8/31/2018	5,000,000	5,033,790
1.000%, 5/31/2018	10,000,000	9,873,050
1.375%, 7/31/2018	5,000,000	5,009,180
Total U.S. TREASURY OBLIGATIONS (Cost $19,800,009)		19,916,020

	Contracts
	(100 shares	Fair
	per contract)	Value
PURCHASED OPTIONS - 0.02%
Call Options - 0.02%
U.S. Treasury 10-Year Note, Future Contract
Expiration: November 2013, Exercise Price $127.00	75	41,016
TOTAL PURCHASED OPTIONS (Cost $40,075)		41,016

	Principal	Fair
	Amount/Shares	Value
SHORT-TERM INVESTMENTS - 13.86%
Money Market Funds - 8.89%
Fidelity Institutional Prime Money Market Portfolio, 0.07% (c)	14,766,971	14,766,971

COMMERCIAL PAPER - 3.61%
Credit Agricole North America, Inc., 10/07/2013	$2,000,000	1,999,940
Societe Generale North America, Inc., 10/31/2013	2,000,000	1,999,633
Svenska Handelsbanken, Inc., 10/07/2013	2,000,000	1,999,960
		5,999,533

CERTIFICATES OF DEPOSIT - 1.36%
Bank of Baroda, 0.65%, 12/20/2013	250,000	250,092
Beal Bank USA, 0.40%, 12/18/2013	250,000	249,960
BMW Bank North America, 0.75%, 09/22/2014	250,000	250,705
Discover Bank, 1.65%, 08/29/2017	250,000	251,891
Doral Bank, 0.50%, 07/31/2014	250,000	250,011
Firstbank Puerto Rico, 0.80%, 11/03/2014	250,000	250,721
State Bank of India/NY, 0.75%, 01/26/2015	250,000	250,165
Safra National Bank, 0.40%, 12/30/2013	250,000	249,954
Bank Of China (NY), 0.60%, 03/26/2014	250,000	250,096
		2,253,595
TOTAL SHORT-TERM INVESTMENTS (Cost $23,016,504)		23,020,099

Total Investments (Cost $159,690,178) - 97.18%		$161,471,591
Other Assets in Excess of Liabilities - 2.82%		4,688,101
TOTAL NET ASSETS - 100.00%		$166,159,692

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of September 30, 2013.
(b)	Securities for which market quotations are not readily available are valued at fair value determined by the
Adviser and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at September 30, 2013 is $29,421,776, which represents 17.71% of total net assets.
(c) The rate listed is the fund's 7-day yield as of September 30, 2013.
(d) Interest only strip guaranteed by U.S. Government.

The following information for the Fund is presented on an income tax basis as of September 30, 2013*:
Cost of Investments	$159,690,178
Gross Unrealized Appreciation	2,534,815
Gross Unrealized Depreciation	(753,402)
Net Unrealized Gain/(Loss)	$1,781,413

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

THE CORE FUND
SCHEDULE OF SHORT FUTURES CONTRACTS
September 30, 2013

Number		Unrealized
of Contracts		Depreciation

13	90 Day Eurodollar Futures Contract	(2,642)
	Expiring December 2014 (Underlying Face Amount at Fair Value $3,233,425)
13	90 Day Eurodollar Futures Contract	(10,117)
	Expiring December 2015 (Underlying Face Amount at Fair Value $3,210,837)
13	90 Day Eurodollar Futures Contract	(12,067)
	Expiring December 2016 (Underlying Face Amount at Fair Value $3,176,550)
13	90 Day Eurodollar Futures Contract	(8,492)
	Expiring June 2015 (Underlying Face Amount at Fair Value $3,225,138)
13	90 Day Eurodollar Futures Contract	(12,067)
	Expiring June 2016 (Underlying Face Amount at Fair Value $3,193,775)
13	90 Day Eurodollar Futures Contract	(10,929)
	Expiring June 2017 (Underlying Face Amount at Fair Value $3,161,437)
13	90 Day Eurodollar Futures Contract	(5,729)
	Expiring March 2015 (Underlying Face Amount at Fair Value $3,229,850)
13	90 Day Eurodollar Futures Contract	(11,254)
	Expiring March 2016 (Underlying Face Amount at Fair Value $3,202,388)
13	90 Day Eurodollar Futures Contract	(11,742)
	Expiring March 2017 (Underlying Face Amount at Fair Value $3,169,075)
13	90 Day Eurodollar Futures Contract	(10,767)
	Expiring September 2015 (Underlying Face Amount at Fair Value $3,218,800)
13	90 Day Eurodollar Futures Contract	(12,229)
	Expiring September 2016 (Underlying Face Amount at Fair Value $3,185,000)
13	90 Day Eurodollar Futures Contract	(10,279)
	Expiring September 2017 (Underlying Face Amount at Fair Value $3,154,450)
400	U.S. Treasury 10-Year Note Futures Contract	(888,922)
	Expiring December 2013 (Underlying Face Amount at Fair Value $50,556,250)
106	U.S. Treasury 5-Year Note Futures Contract	(160,570)
	Expiring December 2013 (Underlying Face Amount at Fair Value $12,830,969)
TOTAL SHORT FUTURES CONTRACTS		(1,167,806)

As of September 30, 2013, margin deposits of $690,094 have been pledged in connection with open short futures contracts, a portion of which represents the required initial margin deposit on open short positions.

Summary of Fair Value Exposure at September 30, 2013 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than the quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using prices furnished by a pricing service. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. U.S. government and agency securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities. In cases were the Advisor has decided that the price provided by the pricing service does not accurately reflect fair value, the Adviser will value
U.S. government and agency obligations based on a methodology which incorporates the security's yield based on its stated call date, estimated weighted average life of the security, and the yields of newly issued securities with similar terms and maturity dates relative to the security's call provisions. The significant unobservable inputs used in the fair value measurement of Agency issued debt are yield spreads of Agency issued debt to U.S.
government securities (in the absence of trading volume in such Agency issued securities). The fair value measure applies a yield-to-maturity or yield-to-call to Agency issued debt at a spread to comparable maturing Treasuries. A significant increase (decrease) in the yield spread of Agency issued debt over Treasury issued debt would result in a decrease (increase) in the fair value measure. Securities priced using these methodologies have generally been categorized as Level 3.

Asset Backed Securities - The fair value of asset backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield, and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The
Adviser also considers additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances in developing its estimate of fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Open-End Mutual Funds - Investments in open-end mutual funds, including money market funds, are generally valued at their net asset value per share provided by the service agent of the Fund and would be categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Demand Notes, Commercial Paper and Certificates of Deposit - Short-term demand notes and certificates of deposit maturing within 60 days or less are stated
at amortized cost, which approximates fair value, or using prices furnished by a pricing service using market inputs if their maturity is greater than 60 days.
To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Derivative Instruments - Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The Fund’s securities are generally valued utilizing an independent pricing service. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board.

Regardless of the method employed to value a particular security, all valuations are subject to review by the Fund’s Board of Trustees or its designee. In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on a (i) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (ii) yield to maturity with respect to debt issues, or a combination of these and other methods. To the extent that valuation of these securities is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. Fair value pricing models are reviewed monthly. The outcomes of the pricing models are compared to significant observable market activity, if any exists, and to market valuations of any similar newly issued securities. Market resources are continually monitored to evaluate unobservable inputs such as general market commentary from financial institutions, commentary and reports from credit rating agencies and the financial reporting from issuers.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table is a summary of the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Foreign Government Agency Issues	$2,374,870	$-	$-	$2,374,870
U.S. Government & Agency Obligations**	-	86,697,810	29,421,776	116,119,586
U.S. Treasury Obligations	-	19,916,020	-	19,916,020
Purchased Options	41,016	-	-	41,016
Short-Term Investments**	14,766,971	8,253,128	-	23,020,099
Total	$17,182,857	$114,866,958	$29,421,776	$161,471,591
Other Financial Instruments*
Futures Contracts	$(1,135,758)	$-	$-	$(1,135,758)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

** Refer to Schedule of Investments for further classifications of U.S. Government & Agency Obligations and Short-Term Investments.

There were no transfers into or out of Level 1 during the period.

Level 2 Reconciliation Disclosure	U.S. Government &
The following amounts were transfers in/(out) of Level 2 assets:	Agency Obligations

Transfers into Level 2	$3,808,501
Transfers out of Level 2	(5,098,863)
Net transfers in and/or (out) of Level 2	$(1,290,362)

Transfers into Level 2 from Level 3 were the result of securities which were valued utilizing the Adviser's model which are currently being priced by an independent third party service provider using observable inputs.
Transfers were made into Level 3 from Level 2 because securities which were priced by an independent third party service provider using observable inputs are currently being manually priced utilizing the Adviser's model.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	U.S. Government & Agency Obligations	Total Investments in Securities
Balance as of December 31, 2012	$65,298,806	$65,298,806
Accretion/(Amortization)	(907,932)	(907,932)
Realized gain (loss)	1,506,743	1,506,743
Change in unrealized appreciation (depreciation)	(3,320,661)	(3,320,661)
Purchases	3,495,930	3,495,930
(Sales)	(37,941,472)	(37,941,472)
Transfers into Level 3	5,098,863	5,098,863
Transfers out of Level 3	(3,808,501)	(3,808,501)
Balance as of September 30, 2013	$29,421,776	$29,421,776

Change in unrealized appreciation (depreciation) during the period of Level 3 investments
held at September 30, 2013.			$(3,318,550)

Transfers between levels are recognized as of the end of the reporting period.

Significant Unobservable Inputs
Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of September 30, 2013, are as follows:

Description	Fair Value at 9/30/13	Valuation Techniques		Unobservable Input	Range (Weighted Avg.)
U.S. Government & Agency Obligations	$29,421,776	Yield spreads		Yield Spreads	0.10% - 1.30%	(0.70%)

Derivatives at September 30, 2013 (Unaudited)
The Adviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as futures), and options on futures contracts, to hedge the portfolio from interest rate risk. The Adviser uses instruments to extend the Fund's duration when interest rates are expected to decline or reduce the Fund's duration when interest rates are expected to rise. The main purpose of utilizing these derivative instruments is to reduce the volatility of the Fund's NAV.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging
("ASC 815"). ASC 815 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.)
is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information

The average monthly market value of purchased and written options during the nine months ended September 30, 2013 were $43,826 and
$79,730, respectively. The average monthly notional amount of short futures contracts during the nine months ended September 30, 2013 was
$53,534,519.

Transactions in written options contracts for the period ended September 30, 2013, are as follows:
			Number of	Premiums
			Contracts	Received
Outstanding at December 31, 2012			-	$-
Options written			2,450	552,846
Options closed			(1,650)	(367,596)
Options expired			(800)	(185,250)
Options exercised			-	-
	Outstanding at September 30, 2013		-	$-

Values of Derivative Instruments as of September 30, 2013:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Interest Rate Contracts - Options	Investments, at fair value	$41,016	N/A	$-

Interest Rate Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$(1,167,806)	N/A	$-
Total		$(1,126,790)		$-

*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Short Futures Contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  WY Funds

By (Signature and Title) /s/ M. Brent Wertz
                                                 M. Brent Wertz, President/Principal Executive Officer

Date   11/21/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ M. Brent Wertz
                                                 M. Brent Wertz, President/Principal Executive Officer and Treasurer/Principal Financial Officer

Date 11/21/2013